Reserves - Disclosure of Information About Options Outstanding and Exercisable (Detail)	12 Months Ended
	Dec. 31, 2017 Option yr $ / shares	Dec. 31, 2016 Option	Dec. 31, 2015 Option
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Total Options Outstanding	4,232,260	4,097,400	4,285,300
Options [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercisable Options	3,161,100
Non-Exercisable Options	1,071,160
Total Options Outstanding	4,232,260
Weighted Average Remaining Contractual Life | yr	4.2
Options [member] | 22.48 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	$ 22.48
Exercisable Options	76,500
Non-Exercisable Options	94,950
Total Options Outstanding	171,450
Weighted Average Remaining Contractual Life | yr	3.2
Options [member] | 23.26 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	$ 23.26
Exercisable Options	461,350
Non-Exercisable Options	470,350
Total Options Outstanding	931,700
Weighted Average Remaining Contractual Life | yr	3.2
Options [member] | 23.81 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	$ 23.81
Non-Exercisable Options	13,000
Total Options Outstanding	13,000
Weighted Average Remaining Contractual Life | yr	4.6
Options [member] | 24.11 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	$ 24.11
Non-Exercisable Options	8,440
Total Options Outstanding	8,440
Weighted Average Remaining Contractual Life | yr	4.6
Options [member] | 25.37 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	$ 25.37
Exercisable Options	133,550
Total Options Outstanding	133,550
Weighted Average Remaining Contractual Life | yr	2.2
Options [member] | 25.48 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	$ 25.48
Exercisable Options	811,450
Total Options Outstanding	811,450
Weighted Average Remaining Contractual Life | yr	2.2
Options [member] | 25.88 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	$ 25.88
Non-Exercisable Options	72,200
Total Options Outstanding	72,200
Weighted Average Remaining Contractual Life | yr	4.2
Options [member] | 26.07 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	$ 26.07
Exercisable Options	718,500
Total Options Outstanding	718,500
Weighted Average Remaining Contractual Life | yr	1.2
Options [member] | 27.51 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	$ 27.51
Non-Exercisable Options	406,400
Total Options Outstanding	406,400
Weighted Average Remaining Contractual Life | yr	4.2
Options [member] | 27.60 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	$ 27.60
Non-Exercisable Options	1,820
Total Options Outstanding	1,820
Weighted Average Remaining Contractual Life | yr	4.4
Options [member] | 29.19 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	$ 29.19
Exercisable Options	98,750
Total Options Outstanding	98,750
Weighted Average Remaining Contractual Life | yr	1.2
Options [member] | 29.42 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	$ 29.42
Exercisable Options	15,000
Total Options Outstanding	15,000
Weighted Average Remaining Contractual Life | yr	0.4
Options [member] | 31.88 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	$ 31.88
Exercisable Options	743,000
Total Options Outstanding	743,000
Weighted Average Remaining Contractual Life | yr	0.2
Options [member] | 32.05 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	$ 32.05
Exercisable Options	13,000
Total Options Outstanding	13,000
Weighted Average Remaining Contractual Life | yr	1.6
Options [member] | 39.14 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	$ 39.14
Exercisable Options	86,000
Total Options Outstanding	86,000
Weighted Average Remaining Contractual Life | yr	0.2
Options [member] | 39.52 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise Price | $ / shares	$ 39.52
Exercisable Options	4,000
Non-Exercisable Options	4,000
Total Options Outstanding	8,000
Weighted Average Remaining Contractual Life | yr	3.6